UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [X]; Amendment Number:  1

This Amendment (Check only one):          [X] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Stieven Capital Advisors, L.P.
Address:                  12412 Powerscourt Drive, Suite 250
                          St. Louis, MO  63131

13F File Number:          028-12969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Daniel M. Ellefson
Title:                   Officer - Managing Director
Phone:                   314-779-2450

Signature, Place, and Date of Signing:

/s/ Daniel M. Ellefson             St. Louis, MO           November 18, 2008

Report Type (Check only one):

[x]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  56

Form 13F Information Table Value Total:                  71,588
                                                         (thousands)

List of Other Included Managers:                         NONE

FORM 13F INFORMATION TABLE
AS OF DATE: 09-30-2008

                                 TITLE OF              VALUE    SHRS/     SHR/   PUT/   INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS     CUSIP       (x$1000) PRN AMT   PRN    CALL   DISCRTN   MGRS    SOLE    SHARED  NONE
______________                   _______   _____       _______  _______   ___    ___    _______   _____   _____   ______  ____
ABINGTON BANCORP INC             COM       00350L109   202      20000     SH            SOLE              20000
ANNALY CAPITAL MGT INC           COM       035710409   4534     337100    SH            SOLE              337100
BANK OF FLORIDA CORP             COM       062128103   464      56286     SH            SOLE              56286
BANK OF MARIN BANCORP            COM       063425102   2871     91155     SH            SOLE              91155
BANK OF THE OZARKS INC           COM       063904106   1307     48400     SH            SOLE              48400
BOSTON PRIVATE BANCORP INC       COM       101119105   1518     173700    SH            SOLE              173700
CAPSTEAD MORTGAGE CORP           COM       14067E506   2279     208100    SH            SOLE              208100
CAROLINA BANK HOLDINGS INC       COM       143785103   537      72540     SH            SOLE              72540
CITY NATIONAL CORP               COM       178566105   1457     26833     SH            SOLE              26833
COLONIAL BANCGROUP INC           COM       195493309   1843     234450    SH            SOLE              234450
COMMERCE BANCSHARES INC          COM       200525103   464      10000     SH            SOLE              10000
DANVERS BANCORP INC              COM       236442109   1547     121300    SH            SOLE              121300
DYNEX CAPITAL  9.5%              PFD D     26817Q605   393      40549     SH            SOLE              40549
FIFTH THIRD BANCORP              COM       316773100   298      25000     SH            SOLE              25000
FIRST HORIZON NATL CORP          COM       320517105   1109     118507    SH            SOLE              118507
FIRST KEYSTONE FINL INC          COM       320655103   438      48673     SH            SOLE              48673
FIRST MIDWEST BANCORP INC DEL    COM       320867104   1631     67299     SH            SOLE              67299
FIRST REGIONAL BANCORP           COM       33615C101   2602     416300    SH            SOLE              416300
FIRST STATE BANCORPORATION       COM       336453105   1383     259059    SH            SOLE              259059
FIRSTFED FINANCIAL CORP          COM       337907109   456      58200     SH            SOLE              58200
FOX CHASE BANCORP INC            COM       35137P106   2694     230234    SH            SOLE              230234
GREAT SOUTHERN BANCORP           COM       390905107   329      25800     SH            SOLE              25800
HAMPDEN BANCORP INC              COM       40867E107   422      43200     SH            SOLE              43200
HATTERAS FINANCIAL CORP          COM       41902R103   4062     175100    SH            SOLE              175100
HERITAGE FINANCIAL CORP          COM       42722X106   499      40039     SH            SOLE              40039
HMN FINANCIAL INC                COM       40424G108   1480     119555    SH            SOLE              119555
IBERIABANK CORP                  COM       450828108   840      15889     SH            SOLE              15889
INDIANA COMMUNITY BANCORP        COM       454674102   335      22476     SH            SOLE              22476
LINCOLN BANCORP                  COM       532879103   3347     246072    SH            SOLE              246072
MERCANTILE BANK CORP             COM       587376104   1697     212389    SH            SOLE              212389
MERIDIAN INTERSTATE BANCORP      COM       58964Q104   1381     135300    SH            SOLE              135300
MFA MORTGAGE INVTMTS INC         COM       55272X102   1632     251000    SH            SOLE              251000
NATIONAL CITY CORP               COM       635405103   415      236900    SH            SOLE              236900
NORTHERN TRUST CORP              COM       665859104   722      10000     SH            SOLE              10000
PACWEST BANCORP                  COM       695263103   1290     45122     SH            SOLE              45122
PROSPERITY BANCSHARES INC        COM       743606105   724      21301     SH            SOLE              21301
PULASKI FINL CORP                COM       745548107   222      25390     SH            SOLE              25390
REGIONS FINANCIAL CORP           COM       7591EP100   1296     135000    SH            SOLE              135000
RENASANT CORP                    COM       75970E107   504      23200     SH            SOLE              23200
SIERRA BANCORP                   COM       82620P102   366      17552     SH            SOLE              17552
SMITHTOWN BANCORP                COM       832449102   2520     180000    SH            SOLE              180000
SOUTH FINL GROUP INC             COM       837841105   879      119898    SH            SOLE              119898
SOUTHSIDE BANCSHARES INC         COM       84470P109   490      19446     SH            SOLE              19446
SOUTHWEST BANCORP INC/OKLA       COM       844767103   3179     179937    SH            SOLE              179937
STERLING BANCSHARES INC          COM       858907108   1067     102120    SH            SOLE              102120
STERLING FINANCIAL CORP          COM       859319105   291      20100     SH            SOLE              20100
SYNOVUS FINANCIAL CORP           COM       87161C105   1002     96768     SH            SOLE              96768
TAYLOR CAP GROUP INC             COM       876851106   490      40827     SH            SOLE              40827
TCF FINANCIAL CORP MINN          COM       872275102   1133     62933     SH            SOLE              62933
TFS FINANCIAL CORP               COM       87240R107   2191     175000    SH            SOLE              175000
TOTAL SYS SVC INC                COM       891906109   1186     72307     SH            SOLE              72307
TOWER FINANCIAL CORP             COM       891769101   1445     199317    SH            SOLE              199317
UNITED COMMUNITY BANKS INC       CAP STK   90984P105   397      29916     SH            SOLE              29916
WEST COAST BANCORP ORE           COM       952145100   519      35400     SH            SOLE              35400
WINTRUST FINANCIAL CORP          COM       97650W108   1942     66182     SH            SOLE              66182
ZIONS BANCORP                    COM       989701107   1267     32733     SH            SOLE              32733